Organization and Nature of Operations (Details) - $ / shares	6 Months Ended
	Dec. 31, 2023	Feb. 09, 2024	Sep. 22, 2023	Apr. 13, 2023	Sep. 08, 2022
Organization and Nature of Operations [Line Items]
Acquisition of interest, description	the Company’s PRC subsidiary, E-Home Pingtan entered into an equity transfer agreement to acquire the remaining 33% equity interests of Fujian Happiness Yijia Family Service Co., Ltd. (“HAPPY”) in consideration of $466,888 (RMB 3,000,000), with $54,462 (RMB 350,000) paid in August 2021 and $412,427 (RMB 2,650,000) paid in March 2022. The transaction to acquire the remaining 33% equity interests of HAPPY was closed in August 2021 and after the acquisition, E-Home Pingtan owns 100% of the equity interest of HAPPY.
Minimum [Member]
Organization and Nature of Operations [Line Items]
Ordinary share, par value			$ 0.02	$ 0.002	$ 0.0001
Minimum [Member] | Subsequent Event [Member]
Organization and Nature of Operations [Line Items]
Ordinary share, par value		$ 0.2
Maximum [Member]
Organization and Nature of Operations [Line Items]
Ordinary share, par value			$ 0.2	$ 0.02	$ 0.002
Maximum [Member] | Subsequent Event [Member]
Organization and Nature of Operations [Line Items]
Ordinary share, par value		$ 1